Selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling and marketing expenses
Advertising costs	$ (218,351)	$ (146,449)	$ (266,804)
Employee benefits expenses	(7,387)	(6,225)	(3,261)
Selling and marketing expenses	$ (225,738)	$ (152,674)	$ (270,065)